Inventories (Details) - Schedule of inventories - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Schedule Of Inventories [Abstract]
Vehicles	R 75,843	R 25,369
Other consumables	3,316
Total inventories	79,159	25,369
Inventories recognized as an expense in cost of sales	R 218,847	R 59,213